Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of details of the group's share capital
	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2018	2,271,299	$227	$8,000,561
Issuance of shares	320,000	32	1,199,218
Shares outstanding as December 31, 2019	2,591,299	259	9,199,779
Issuance of shares	817,347	82	2,112,864
Shares outstanding as December 31, 2020	3,408,646	341	11,312,643
	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2020	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2018	2,271,299	$227	$8,000,561
Issue and fully paid common shares of US$0.0001 as at December 31, 2019	2,591,299	$259	$9,199,779
Issue and fully paid common shares of US$0.0001 as at December 31, 2020	3,408,646	341	$11,312,643